Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of contractual obligations future periods
Rental payments

Year ending June 30, 2020	$438,639
Year ending June 30, 2021	410,607
Year ending June 30, 2022	365,949
Year ending June 30, 2023	240,598
Year ending June 30, 2024 and thereafter	101,157
Total	$1,556,950